Organization and Principal Activities - Schedule of Subsidiaries Company (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Smart Digital Group Limited [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation		Nov. 03, 2022
Place of Incorporation	Cayman Islands
% of Ownership		100.00%
Principal Activities		Holding company
Smart Digital Meta Pte. Ltd. [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation		Oct. 01, 2020
Place of Incorporation		Singapore
% of Ownership		100.00%
Principal Activities		Providing business planning and consulting service
Smart Digital (HK) Culture Limited [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation		Nov. 18, 2022
Place of Incorporation		Hong Kong, China
% of Ownership		100.00%
Principal Activities		Holding company
Aosi Production Co., Ltd. [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation		Dec. 28, 2018
Place of Incorporation		Macau, China
% of Ownership		100.00%
Principal Activities		Providing internet media, and business planning and consulting,
Smart Digital (Guangzhou) Times Culture Development Co., Ltd. [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation		Dec. 30, 2022
Place of Incorporation		Guangzhou, China
% of Ownership		100.00%
Principal Activities		Holding company
Zhuhai Hengqin Aosi Cultural Communication Co., Ltd. [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation		Apr. 03, 2023
Place of Incorporation		Zhuhai, China
% of Ownership		100.00%
Principal Activities		Holding company
Xiamen Liubenmu Culture Media Co., Ltd. [Member]
Schedule of Subsidiaries Company [Line Items]
Date of Incorporation		Feb. 07, 2018
Place of Incorporation		Xiamen, China
% of Ownership		100.00%
Principal Activities		Providing event planning and execution service